UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Connecticut Municipal
Income Fund
and
Fidelity
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Connecticut Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Fidelity Connecticut Municipal Income Fund
Actual	$ 1,000.00	$ 1,014.60	$ 2.47
HypotheticalA	$ 1,000.00	$ 1,022.55	$ 2.48
Fidelity Connecticut Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,011.80	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.60	$ 2.43

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Connecticut Municipal Income Fund	.49%
Fidelity Connecticut Municipal Money Market Fund	.48%

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.1	36.0
Special Tax	17.2	16.8
Water & Sewer	9.7	4.2
Health Care	8.2	9.0
Education	7.4	6.7
Weighted Average Maturity as of May 31, 2008
		6 months ago
Years	7.3	7.0

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of May 31, 2008
6 months ago
Years	6.6	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
AAA 68.8%	AAA 79.7%
AA,A 21.5%	AA,A 15.7%
BBB 4.5%	BBB 2.3%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.6%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 4.5%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Connecticut - 83.9%
Branford Gen. Oblig. 5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 535,945
Bridgeport Gen. Oblig.:
Series 2001 C, 5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (c)	3,290,000	3,550,371
Series 2002 A:
5.375% 8/15/15 (FGIC Insured)	4,570,000	4,831,998
5.375% 8/15/19 (FGIC Insured)	3,000,000	3,121,290
Series 2004 A, 5.25% 8/15/16 (MBIA Insured)	1,320,000	1,426,999
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,815,154
5% 12/1/17 (FSA Insured)	1,830,000	1,992,266
5% 12/1/18 (FSA Insured)	1,635,000	1,763,952
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,843,906
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,865,000	5,592,278
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,321,561
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,230,461
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,517,260
Connecticut Dev. Auth. Poll. Cont. Rev. (United Illuminating Co. Proj.) 3%, tender 2/1/09 (a)	3,240,000	3,244,115
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,405,400
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,050,250
Connecticut Gen. Oblig.:
Series 2001 B, 5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (c)	5,000,000	5,383,600
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (c)	3,215,000	3,451,303
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (c)	5,995,000	6,435,633
Series 2002 E, 5.5% 11/15/12 (FSA Insured)	3,000,000	3,317,910
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,413,850
Series 2004 B, 5% 6/1/15 (MBIA Insured)	7,500,000	8,145,525
Series 2005 B:
5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,151,861
5.25% 6/1/19 (AMBAC Insured)	10,000,000	11,150,100
5.25% 6/1/20 (AMBAC Insured)	16,915,000	18,828,087
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2006 A, 5% 12/15/15 (FSA Insured)	$ 2,000,000	$ 2,216,620
Series 2006 D:
5% 11/1/15	5,005,000	5,511,606
5% 11/1/24	17,980,000	18,950,381
Series 2006 E, 5% 12/15/16	3,020,000	3,332,812
Series 2006 F, 5% 12/1/21	2,000,000	2,142,800
Series 2007 D, 5% 12/1/19	1,745,000	1,884,548
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,130,500
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,827,352
(Eastern Connecticut Health Network Proj.) 5.125% 7/1/30 (Radian Asset Assurance, Inc. Insured)	1,500,000	1,505,670
(Fairfield Univ. Proj.) Series M, 5% 7/1/34	1,000,000	1,016,590
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,190,000	2,207,170
5.2% 8/1/38	4,190,000	4,207,514
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,217,935
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	610,000	611,336
Series E, 5% 7/1/25	1,000,000	1,010,600
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,795,000	3,367,332
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,944,966
(Quinnipiac Univ. Proj.) Series K1, 5% 7/1/27 (MBIA Insured)	2,000,000	2,101,740
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,441,716
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,583,938
(Salisbury School Proj.) Series C, 5% 7/1/38 (Assured Guaranty Corp. Insured)	4,000,000	4,127,720
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,121,940
Series X1, 5% 7/1/42	14,015,000	14,252,975
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,342,167
5% 7/1/18 (AMBAC Insured)	3,020,000	3,233,001
5% 7/1/19 (AMBAC Insured)	2,035,000	2,161,190
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Yale-New Haven Hosp. Proj.) Series J1:
5% 7/1/31 (AMBAC Insured)	$ 7,000,000	$ 7,167,860
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	325,000	328,270
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A, 5% 1/1/12 (AMBAC Insured)	1,520,000	1,614,863
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,051,000
5.5% 11/15/09 (MBIA Insured) (b)	5,500,000	5,616,490
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series 1990 A, 7.125% 6/1/10	3,550,000	3,703,822
Series 1991 B, 6.5% 10/1/12	7,100,000	8,078,948
Series 1992 B, 6.125% 9/1/12	7,130,000	7,764,641
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	3,000,000	3,322,830
Series 2003 B, 5% 1/1/15 (FGIC Insured)	8,910,000	9,488,437
Series 2004 A:
5% 7/1/18 (AMBAC Insured)	2,000,000	2,141,200
5% 7/1/23 (AMBAC Insured)	3,260,000	3,412,014
Series 2004 B, 5.25% 7/1/16 (AMBAC Insured)	7,645,000	8,527,539
Series 2005 A, 5% 7/1/15 (MBIA Insured)	5,010,000	5,490,409
Series 2007 A:
5% 8/1/26 (AMBAC Insured)	3,800,000	4,005,276
5% 8/1/27 (AMBAC Insured)	2,000,000	2,101,860
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	2,008,261
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A:
5% 8/15/35 (MBIA Insured)	1,000,000	1,027,490
5% 11/15/37 (FSA Insured)	1,000,000	1,032,020
Hartford Gen. Oblig.:
Series 2005 A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,486,202
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,794,928
5% 9/1/22 (MBIA Insured)	1,700,000	1,773,270
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,395,849
5% 6/15/17 (AMBAC Insured) (b)	775,000	802,699
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,880,000	3,210,250
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Britain Gen. Oblig. Series B, 6% 3/1/12 (MBIA Insured)	$ 2,000,000	$ 2,133,520
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,261,299
New Haven Gen. Oblig.:
Series C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	33,500
5% 2/1/14 (MBIA Insured)	2,080,000	2,249,894
5% 2/1/15 (MBIA Insured)	1,705,000	1,852,483
5% 11/1/15 (AMBAC Insured)	2,575,000	2,814,527
5% 11/1/16 (AMBAC Insured)	6,000,000	6,563,580
5% 2/1/20 (MBIA Insured)	1,925,000	2,018,093
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,113,150
5% 1/15/16 (AMBAC Insured)	1,025,000	1,115,508
5% 1/15/17 (AMBAC Insured)	1,025,000	1,117,742
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (MBIA Insured)	1,500,000	1,572,645
5.25% 8/1/32 (MBIA Insured)	1,510,000	1,581,921
Eighteenth Series B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,783,757
Twentieth Series A:
5.25% 8/1/19 (MBIA Insured)	1,020,000	1,127,987
5.25% 8/1/21 (MBIA Insured)	2,795,000	3,077,295
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	25,864,246
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,817,418
5.25% 7/15/14	6,565,000	7,204,759
5.25% 7/15/15	3,000,000	3,273,090
5.5% 7/15/13	2,675,000	2,928,670
5.5% 7/15/14	1,250,000	1,363,975
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (a)(b)	6,000,000	6,039,720
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,166,693
Univ. of Connecticut Series A, 5% 1/15/17 (MBIA Insured)	2,000,000	2,131,680
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,138,557
West Hartford Gen. Oblig. Series A:
5% 1/15/14	1,135,000	1,242,848
5% 1/15/15	1,135,000	1,240,998
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
West Hartford Gen. Oblig. Series A: - continued
5% 1/15/16	$ 1,135,000	$ 1,230,533
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,706,424
		410,086,134
Guam - 0.3%
Guam Ed. Fing. Foundation Series A, 5% 10/1/14	1,000,000	1,041,720
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	469,027
		1,510,747
Puerto Rico - 11.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series AA, 5.5% 7/1/19 (MBIA Insured)	2,500,000	2,704,725
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,203,100
Series CC, 5.25% 7/1/33 (FSA Insured)	4,000,000	4,340,520
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,133,470
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,989,518
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	1,500,000	1,616,115
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	4,565,000	4,745,591
Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,476,737
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
(Pub. Impt. Proj.) Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	2,000,000	2,136,560
Series 2002 A, 5.5% 7/1/18 (MBIA Insured)	6,820,000	7,333,000
Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	2,145,780
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,315,150
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,373,190
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	856,832
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,562,825
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,182,000
		54,115,113
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	$ 1,100,000	$ 949,113
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $460,835,871)	466,661,107
NET OTHER ASSETS - 4.5%	21,857,505
NET ASSETS - 100%	$ 488,518,612
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 466,661,107	$ -	$ 466,661,107	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.1%
Special Tax	17.2%
Water & Sewer	9.7%
Health Care	8.2%
Education	7.4%
Escrowed/Pre-Refunded	5.5%
Others* (individually less than 5%)	15.9%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $460,835,871)		$ 466,661,107
Cash		14,474,440
Receivable for fund shares sold		858,356
Interest receivable		7,490,664
Prepaid expenses		742
Other receivables		78,377
Total assets		489,563,686

Liabilities
Payable for fund shares redeemed	$ 247,019
Distributions payable	463,889
Accrued management fee	147,177
Transfer agent fee payable	102,082
Other affiliated payables	41,589
Other payables and accrued expenses	43,318
Total liabilities		1,045,074

Net Assets		$ 488,518,612
Net Assets consist of:
Paid in capital		$ 479,972,223
Undistributed net investment income		3,199
Accumulated undistributed net realized gain (loss) on investments		2,717,954
Net unrealized appreciation (depreciation) on investments		5,825,236
Net Assets, for 43,454,520 shares outstanding		$ 488,518,612
Net Asset Value, offering price and redemption price per share ($488,518,612 ÷ 43,454,520 shares)		$ 11.24

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Interest		$ 9,690,772

Expenses
Management fee	$ 838,958
Transfer agent fees	151,666
Accounting fees and expenses	59,506
Custodian fees and expenses	3,329
Independent trustees' compensation	1,001
Registration fees	15,601
Audit	26,103
Legal	1,880
Miscellaneous	21,027
Total expenses before reductions	1,119,071
Expense reductions	(95,500)	1,023,571
Net investment income		8,667,201
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,550,613
Swap agreements	198,545
Total net realized gain (loss)		2,749,158
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,378,497)
Swap agreements	(191,421)
Total change in net unrealized appreciation (depreciation)		(4,569,918)
Net gain (loss)		(1,820,760)
Net increase (decrease) in net assets resulting from operations		$ 6,846,441

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,667,201	$ 16,695,257
Net realized gain (loss)	2,749,158	1,226,091
Change in net unrealized appreciation (depreciation)	(4,569,918)	(4,999,322)
Net increase (decrease) in net assets resulting from operations	6,846,441	12,922,026
Distributions to shareholders from net investment income	(8,660,369)	(16,680,792)
Distributions to shareholders from net realized gain	(1,165,875)	(3,007,749)
Total distributions	(9,826,244)	(19,688,541)
Share transactions Proceeds from sales of shares	82,291,645	94,055,713
Reinvestment of distributions	6,938,792	13,980,532
Cost of shares redeemed	(36,589,324)	(95,216,677)
Net increase (decrease) in net assets resulting from share transactions	52,641,113	12,819,568
Redemption fees	14,675	4,473
Total increase (decrease) in net assets	49,675,985	6,057,526

Net Assets
Beginning of period	438,842,627	432,785,101
End of period (including undistributed net investment income of $3,199 and distributions in excess of net investment income of $3,625, respectively)	$ 488,518,612	$ 438,842,627
Other Information Shares
Sold	7,304,325	8,371,215
Issued in reinvestment of distributions	618,431	1,241,280
Redeemed	(3,249,935)	(8,491,502)
Net increase (decrease)	4,672,821	1,120,993

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.49	$ 11.46	$ 11.68	$ 11.91	$ 11.69
Income from Investment Operations
Net investment income D	.213	.431	.443	.461	.477	.489
Net realized and unrealized gain (loss)	(.050)	(.090)	.135	(.146)	(.115)	.253
Total from investment operations	.163	.341	.578	.315	.362	.742
Distributions from net investment income	(.213)	(.431)	(.443)	(.460)	(.477)	(.487)
Distributions from net realized gain	(.030)	(.080)	(.105)	(.075)	(.115)	(.035)
Total distributions	(.243)	(.511)	(.548)	(.535)	(.592)	(.522)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.24	$ 11.32	$ 11.49	$ 11.46	$ 11.68	$ 11.91
Total Return B, C	1.46%	3.08%	5.21%	2.72%	3.11%	6.45%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.48%	.48%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%A	.48%	.48%	.49%	.49%	.50%
Expenses net of all reductions	.45%A	.44%	.42%	.47%	.48%	.49%
Net investment income	3.77%A	3.84%	3.91%	3.96%	4.05%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 488,519	$ 438,843	$ 432,785	$ 434,483	$ 426,783	$ 438,534
Portfolio turnover rate	17%A	11%	23%	16%	12%	14%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/08	% of fund's investments 11/30/07	% of fund's investments 5/31/07
0 - 30	88.9	78.5	89.1
31 - 90	8.5	2.4	3.6
91 - 180	2.0	4.4	4.7
181 - 397	0.6	14.7	2.6
Weighted Average Maturity
	5/31/08	11/30/07	5/31/07
Fidelity Connecticut Municipal Money Market Fund	15 Days	47 Days	22 Days
Connecticut Tax-Free Money Market Funds Average*	22 Days	40 Days	27 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
Variable Rate Demand Notes (VRDNs) 73.7%	Variable Rate Demand Notes (VRDNs) 72.3%
Commercial Paper (including CP Mode) 3.1%	Commercial Paper (including CP Mode) 3.4%
Tender Bonds 1.2%	Tender Bonds 3.2%
Municipal Notes 11.4%	Municipal Notes 15.1%
Fidelity Municipal Cash Central Fund 7.8%	Fidelity Municipal Cash Central Fund 2.7%
Other Investments 1.4%	Other Investments 0.6%
Net Other Assets 1.4%	Net Other Assets 2.7%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.6%
	Principal Amount	Value
Arizona - 0.1%
Yavapai County Indl. Dev. Auth. (Yavapai Reg'l. Med. Ctr. Proj.) Series 2008A, 1.5%, LOC UBS AG, VRDN (b)	$ 2,200,000	$ 2,200,000
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 1.7%, LOC Royal Bank of Scotland PLC, VRDN (b)(d)	1,800,000	1,800,000
California - 0.1%
California Hsg. Fin. Agcy. Rev. Series 2005 F, 1.5% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)(d)	3,220,000	3,220,000
Connecticut - 83.9%
Cap. City Econ. Dev. Auth. Series 2004 B:
1.55% (Liquidity Facility Bank of America NA), VRDN (b)	7,480,000	7,480,000
1.55% (Liquidity Facility Bank of America NA), VRDN (b)	22,625,000	22,625,000
Connecticut Dev. Auth. Health Care Rev. (Corp. for Independent Living Proj.):
Series 1990, 1.5%, LOC HSBC Bank USA, VRDN (b)	28,600,000	28,600,000
Series 1999, 1.5%, LOC HSBC Bank USA, VRDN (b)	1,880,000	1,880,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999:
1.1% tender 8/1/08, CP mode	10,900,000	10,900,000
1.55% tender 7/7/08, CP mode	4,500,000	4,500,000
2.05% tender 7/10/08, CP mode	7,500,000	7,500,000
Connecticut Gen. Oblig.:
Bonds:
Series 2000 C, 5% 12/15/08	550,000	559,511
Series 2002 C, 5% 12/15/08	3,830,000	3,910,456
Participating VRDN:
Series BA 02 A, 1.64% (Liquidity Facility Bank of America NA) (b)(e)	4,815,000	4,815,000
Series Floaters 01 681, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	10,180,000	10,180,000
Series LB 07 P30W, 1.91% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	17,610,000	17,610,000
Series MS 00 514, 1.6% (Liquidity Facility Morgan Stanley) (b)(e)	9,995,000	9,995,000
Series MS 01 1395, 2.1% (Liquidity Facility Morgan Stanley) (b)(e)	16,000,000	16,000,000
Series MS 01 571, 1.65% (Liquidity Facility Morgan Stanley) (b)(e)	24,355,000	24,355,000
Series MS 1053, 2.1% (Liquidity Facility Morgan Stanley) (b)(e)	24,765,000	24,765,000
Series PT 2223, 1.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	10,645,000	10,645,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series PT 2693, 1.62% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 44,035,000	$ 44,035,000
Series Putters 1786, 2.12% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	8,880,000	8,880,000
Series Putters 2111, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,585,000	3,585,000
Series Putters 320, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	6,545,000	6,545,000
Series ROC II R 10174, 1.58% (Liquidity Facility Citibank NA) (b)(e)	8,810,000	8,810,000
Series ROC II R 10192, 1.58% (Liquidity Facility Citigroup, Inc.) (b)(e)	8,780,000	8,780,000
Series ROC II R 10274, 1.57% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	9,230,000	9,230,000
Series 2004 A, 1.63% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	43,060,000	43,060,000
Series 2005 A1, 1.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	57,010,000	57,010,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Yale Univ. Proj.):
Series S1, 1.4% tender 6/2/08, CP mode	2,240,000	2,240,000
Series S2:
1.55% tender 10/7/08, CP mode	3,000,000	3,000,000
1.75% tender 7/3/08, CP mode	10,690,000	10,690,000
1.9% tender 6/4/08, CP mode	13,080,000	13,080,000
Participating VRDN:
ROC II R 12227, 1.58% (Liquidity Facility Citibank NA) (b)(e)	6,100,000	6,100,000
Series AAB 05 59, 1.64% (Liquidity Facility Bank of America NA) (b)(e)	15,995,000	15,995,000
Series BA 08 1080, 1.64% (Liquidity Facility Bank of America NA) (b)(e)	11,160,000	11,160,000
Series BA 08 1086, 1.64% (Liquidity Facility Bank of America NA) (b)(e)	21,000,000	21,000,000
Series BBT 08 17, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	10,290,000	10,290,000
Series EGL 02 6027 Class A, 1.58% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(e)	19,805,000	19,805,000
Series EGL 7 05 3031, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	21,800,000	21,800,000
Series Floaters 13 TP, 1.63% (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series GS 08 20, 1.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(e)	$ 4,405,000	$ 4,405,000
Series LB 05 K6, 2.08% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	9,230,000	9,230,000
Series MS 06 1884, 1.64% (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,930,000	10,930,000
Series Putters 2862, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	10,310,000	10,310,000
Series ROC II R 12171, 1.61% (Liquidity Facility Bank of New York, New York) (b)(e)	14,850,000	14,850,000
(Ascension Health Cr. Group Proj.) Series 1999 B, 1.42%, VRDN (b)	9,875,000	9,875,000
(Avon Old Farms Proj.):
Series A, 1.45%, LOC Bank of America NA, VRDN (b)	4,230,000	4,230,000
Series B, 1.45%, LOC Bank of America NA, VRDN (b)	1,075,000	1,075,000
(Bradley Health Care, Inc. Proj.) Series B, 1.51%, LOC Bank of America NA, VRDN (b)	2,090,000	2,090,000
(Choate Rosemary Hall Proj.) Series D, 1.3%, LOC JPMorgan Chase Bank, VRDN (b)	11,000,000	11,000,000
(Edgehill Proj.) Series 2000 C, 1%, LOC KBC Bank NV, VRDN (b)	2,000,000	2,000,000
(Greenwich Academy Proj.) Series C, 1.51%, LOC Wachovia Bank NA, VRDN (b)	1,000,000	1,000,000
(Greenwich Family YMCA Proj.) Series A, 1.63%, LOC Bank of New York, New York, VRDN (b)	11,500,000	11,500,000
(Greenwich Hosp. Proj.) Series C, 1.45%, LOC Bank of America NA, VRDN (b)	12,000,000	12,000,000
(Griffin Hosp. Proj.) Series C, 1.58%, LOC Wachovia Bank NA, VRDN (b)	5,000,000	5,000,000
(Hartford Hosp. Proj.) Series B, 1.45%, LOC Bank of America NA, VRDN (b)	16,225,000	16,225,000
(Health Care Cap. Asset Prog.) Series A1, 1.45%, LOC Bank of America NA, VRDN (b)	3,410,000	3,410,000
(Hosp. of St. Raphael Proj.) Series M, 1.45%, LOC KBC Bank NV, VRDN (b)	12,195,000	12,195,000
(Masonicare Corp. Proj.):
Series C, 1%, LOC Wachovia Bank NA, VRDN (b)	57,950,000	57,950,000
Series D, 1.3%, LOC Wachovia Bank NA, VRDN (b)	16,235,000	16,235,000
(Pomfret School Issue Proj.) Series A, 1.45%, LOC Bank of America NA, VRDN (b)	1,900,000	1,900,000
(Ridgefield Academy Proj.) Series A, 1.5%, LOC Bank of America NA, VRDN (b)	5,995,000	5,995,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
(Sacred Heart Univ. Proj.) 1.58%, LOC Bank of America NA, VRDN (b)	$ 18,175,000	$ 18,175,000
(Salisbury School Proj.) Series B, 1.5%, LOC Bank of America NA, VRDN (b)	2,180,000	2,180,000
(Univ. of Bridgeport Proj.) Series B, 1.62%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	9,175,000	9,175,000
(Univ. of New Haven Proj.):
Series E, 1.57%, LOC Wachovia Bank NA, VRDN (b)	10,100,000	10,100,000
Series G, 1.6%, LOC Wachovia Bank NA, VRDN (b)	7,825,000	7,825,000
(Wesleyan Univ. Proj.):
Series D, 1.45% (Liquidity Facility Bank of America NA), VRDN (b)	18,000,000	18,000,000
Series E, 1.65% (Liquidity Facility Bank of America NA), VRDN (b)	11,800,000	11,800,000
(Yale Univ. Proj.):
Series T2, 1.45%, VRDN (b)	28,650,000	28,650,000
Series U2, 1.38%, VRDN (b)	3,830,000	3,830,000
Series V1, 1.6%, VRDN (b)	3,700,000	3,700,000
Series V2, 1.6%, VRDN (b)	6,545,000	6,545,000
Series X2, 1.38%, VRDN (b)	7,870,000	7,870,000
Series Y3, 1.6%, VRDN (b)	3,800,000	3,800,000
(Yale-New Haven Hosp. Proj.):
Series K1, 1.45%, LOC JPMorgan Chase Bank, VRDN (b)	16,000,000	16,000,000
Series K2, 1.45%, LOC JPMorgan Chase Bank, VRDN (b)	17,000,000	17,000,000
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)(f)	26,245,000	26,245,000
Connecticut Home Fin. Auth. Participating VRDN Series LB 06 K73, 3.03% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(e)	7,725,000	7,725,000
Connecticut Hsg. Fin. Auth.:
Bonds (Hsg. Mtg. Fin. Prog.) Series 2006 F2, 2.5% 5/15/09 (d)	2,595,000	2,595,000
Participating VRDN:
Series MT 37, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	85,000	85,000
Series MT 374, 1.85% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	925,000	925,000
Series MT 376, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	585,000	585,000
Series MT 63, 1.85% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Hsg. Fin. Auth.: - continued
Participating VRDN:
Series ROC II R 402, 1.67% (Liquidity Facility Citibank NA) (b)(d)(e)	$ 3,115,000	$ 3,115,000
(CIL Realty, Inc. Proj.) 1.5%, LOC HSBC Bank USA, VRDN (b)	1,600,000	1,600,000
(Connecticut Gen. Hsg. Proj.) Series 2001 B4, 1.53% (AMBAC Insured), VRDN (b)(d)	3,550,000	3,550,000
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 1.83% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(d)	12,326,000	12,326,000
Series 1990 C, 1.83% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (b)(d)	6,855,000	6,855,000
Series 2000 B3, 1.8% (AMBAC Insured), VRDN (b)(d)	5,000,000	5,000,000
Series 2001 D3, 1.8% (AMBAC Insured), VRDN (b)(d)	2,700,000	2,700,000
Series 2002 A3, 1.61% (AMBAC Insured), VRDN (b)(d)	19,900,000	19,900,000
Series 2002 B3, 1.6% (AMBAC Insured), VRDN (b)(d)	7,900,000	7,900,000
Series 2002 D1, 1.45% (AMBAC Insured), VRDN (b)	6,010,000	6,010,000
Series 2002 D2, 1.45% (AMBAC Insured), VRDN (b)	10,310,000	10,310,000
Series 2002 D3, 1.65% (AMBAC Insured), VRDN (b)	2,405,000	2,405,000
Series 2002 F2, 1.53% (AMBAC Insured), VRDN (b)(d)	4,000,000	4,000,000
Series 2003 E4, 1.61% (AMBAC Insured), VRDN (b)(d)	7,700,000	7,700,000
Series 2004 B4, 1.65% (AMBAC Insured), VRDN (b)	8,910,000	8,910,000
Series 2005 A4, 1.6% (AMBAC Insured), VRDN (b)(d)	15,000,000	15,000,000
Series 2005 B2, 1.53% (AMBAC Insured), VRDN (b)(d)	29,900,000	29,900,000
Series 2005 D5, 1.8% (AMBAC Insured), VRDN (b)(d)	14,770,000	14,770,000
Series 2005 D6, 1.65% (AMBAC Insured), VRDN (b)	6,580,000	6,580,000
Series 2005 E4, 1.53% (AMBAC Insured), VRDN (b)	2,840,000	2,840,000
Series 2005 E5, 1.61% (AMBAC Insured), VRDN (b)(d)	5,500,000	5,500,000
Series 2006 A2, 1.6% (AMBAC Insured), VRDN (b)(d)	44,700,000	44,700,000
Series 2006 B1, 1.5% (AMBAC Insured), VRDN (b)	14,360,000	14,360,000
Series 2006 B2, 1.53% (AMBAC Insured), VRDN (b)(d)	26,300,000	26,300,000
Series 2006 F2, 1.53% (AMBAC Insured), VRDN (b)(d)	23,750,000	23,750,000
Series 2007 A4, 1.8% (AMBAC Insured), VRDN (b)(d)	45,520,000	45,520,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds (Trans. Infrastructure Proj.):
Series 2001 B, 5% 10/1/08 (FSA Insured)	3,000,000	3,015,574
Series 2007 A, 5% 8/1/08	7,980,000	8,000,701
Participating VRDN:
Series MS 01 735, 2.1% (Liquidity Facility Morgan Stanley) (b)(e)	14,325,000	14,325,000
Series ROC II R 122, 1.63% (Liquidity Facility Citibank NA) (b)(e)	12,265,000	12,265,000
Municipal Securities - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
(Trans. Infrastructure Proj.):
Series 1, 1.5% (FSA Insured), VRDN (b)	$ 36,000,000	$ 36,000,000
Series 2003 1, 2.38% (AMBAC Insured), VRDN (b)	104,790,000	104,790,001
Series 2003 2, 2.38% (AMBAC Insured), VRDN (b)	102,790,000	102,790,000
Fairfield Gen. Oblig. BAN 4.25% 7/25/08	18,100,000	18,114,930
Hamden Gen. Oblig. BAN 4.25% 7/25/08	12,300,000	12,309,087
Hartford County Metropolitan District Gen. Oblig. BAN 3.75% 6/12/08	63,825,000	63,833,263
Hartford Redev. Agcy. Multi-family Mtg. Rev. (Underwood Towers Proj.) 1.45% (FSA Insured), VRDN (b)	11,230,000	11,230,000
Ledyard Gen. Oblig. BAN 4% 7/15/08	7,710,000	7,712,500
Meriden Gen. Oblig. BAN 4.25% 8/1/08	22,355,000	22,374,743
New Haven Gen. Oblig. Series A:
1.25% 6/6/08, LOC Landesbank Hessen-Thuringen, CP	7,000,000	7,000,000
1.4% 6/12/08, LOC Landesbank Hessen-Thuringen, CP	5,000,000	5,000,000
1.8% 7/1/08, LOC Landesbank Hessen-Thuringen, CP	2,593,000	2,593,000
2.05% 6/3/08, LOC Landesbank Hessen-Thuringen, CP	4,260,000	4,260,000
North Branford Gen. Oblig. BAN 3.75% 11/12/08	14,500,000	14,526,386
Oxford Gen. Oblig. BAN 4% 8/4/08	18,830,000	18,849,273
Plainville Gen. Oblig. BAN 4% 7/8/08	12,000,000	12,006,619
Stafford Gen. Oblig. BAN 3.75% 8/15/08	9,075,000	9,082,615
Stamford Gen. Oblig. BAN 4.5% 6/4/08	39,300,000	39,302,411
Town of Avon BAN 4% 10/23/08	22,322,000	22,372,916
Univ. of Connecticut Bonds Series A, 5% 1/15/09 (MBIA Insured)	2,630,000	2,691,802
Waterford Gen. Oblig. BAN 4.25% 8/14/08	7,600,000	7,624,704
Wolcott Gen. Oblig. BAN 2% 8/15/08	4,700,000	4,709,719
		1,863,216,211
Florida - 0.2%
Miami-Dade County Cap. Asset Acquisition Spl. Oblig. Participating VRDN Series DBE 538, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(e)	2,275,000	2,275,000
Orange County School Board Ctfs. of Prtn. Participating VRDN Series DBE 553, 1.63% (Liquidity Facility Deutsche Bank AG) (b)(e)	1,725,000	1,725,000
		4,000,000
Georgia - 0.1%
Ware County Hosp. Auth. Rev. Ctfs. of Prtn. (Baptist Village Proj.) 1.6%, LOC SunTrust Banks, Inc., VRDN (b)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - 0.1%
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport Wtr. & Swr. Rev. Proj.) 1.6% (FSA Insured), VRDN (b)	$ 2,000,000	$ 2,000,000
Maryland - 0.2%
Howard County Gen. Oblig. Bonds (Consolidated Pub. Impt. Proj.) Series A, 4% 2/15/09	3,700,000	3,772,603
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2002 C, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(d)	1,155,000	1,155,000
Series 2004 G, 1.83% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(d)	6,350,000	6,350,000
		7,505,000
Nevada - 0.2%
Clark County Arpt. Rev. Bonds Series 2006 B1, 5% 7/1/08 (d)	3,550,000	3,559,811
New York - 1.4%
Nassau County Interim Fin. Auth. Series 2002 B, 1.55% (FSA Insured), VRDN (b)	1,000,000	1,000,000
New York Hsg. Fin. Agcy. Rev.:
(316 Eleventh Ave. Hsg. Proj.) Series A, 1.58%, LOC Fannie Mae, VRDN (b)(d)	13,000,000	13,000,000
(East 39th Street Hsg. Proj.) Series 1999 A, 1.75%, LOC Fannie Mae, VRDN (b)(d)	7,000,000	7,000,000
(South Cove Plaza Proj.) Series A, 1.71%, LOC Freddie Mac, VRDN (b)(d)	7,200,000	7,200,000
(Worth Street Hsg. Proj.) Series A, 1.58%, LOC Fannie Mae, VRDN (b)(d)	2,400,000	2,400,000
		30,600,000
Oregon - 0.1%
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 1.5%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	2,500,000	2,500,000
Pennsylvania - 0.1%
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	1,115,000	1,115,000
Puerto Rico - 2.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series ROC II R 11321, 1.66% (Liquidity Facility Citibank NA) (b)(e)	5,450,000	5,450,000
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series BA 07 325, 1.63% (Liquidity Facility Bank of America NA) (b)(e)	$ 1,400,000	$ 1,400,000
Series ROC II R 815, 1.65% (Liquidity Facility Citibank NA) (b)(e)	8,750,000	8,750,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 99 2, 1.62% (Liquidity Facility Citibank NA) (b)(e)	5,000,000	5,000,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series EGL 00 5101 Class A, 1.56% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(e)	10,000,000	10,000,000
Series Merlots 00 A15, 1.66% (Liquidity Facility Bank of New York, New York) (b)(e)	11,865,000	11,865,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 06 1845, 1.63% (Liquidity Facility Morgan Stanley) (b)(e)	5,800,000	5,800,000
Series PA 771, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,015,000	5,015,000
Series Putters 147, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,100,000	1,100,000
		54,380,000
Tennessee - 0.1%
Jackson Energy Auth. Wastewtr. Sys. Rev. 1.55% (FSA Insured), VRDN (b)	3,160,000	3,160,000
Texas - 1.1%
Austin Wtr. & Wastewtr. Sys. Rev. 1.65% (FSA Insured), VRDN (b)	2,170,000	2,170,000
Houston Arpt. Sys. Rev. Series A, 1.59% (FSA Insured), VRDN (b)(d)	4,100,000	4,100,000
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.) 1.65%, LOC Cr. Suisse Group, VRDN (b)(d)	16,500,000	16,500,000
Texas Gen. Oblig. Participating VRDN Series Putters 2481, 1.67% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	2,200,000	2,200,000
		24,970,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - 0.2%
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.63% (FSA Insured), VRDN (b)	$ 2,900,000	$ 2,900,000
Fairfax County Gen. Oblig. Bonds Series A, 5% 6/1/08	2,000,000	2,000,000
		4,900,000
Washington - 0.1%
Washington Gen. Oblig. Participating VRDN Series Putters 2480, 1.67% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	1,225,000	1,225,000
	Shares
Other - 7.8%
Fidelity Municipal Cash Central Fund, 1.55% (a)(c)	173,471,000	173,471,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $2,188,794,625)		2,188,794,625
NET OTHER ASSETS - 1.4%		32,090,161
NET ASSETS - 100%		$ 2,220,884,786
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,245,000 or 1.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Quinnipiac Univ. Participating VRDN Series Solar 07 27, 3.78% (Liquidity Facility U.S. Bank NA, Minnesota)	2/8/07 - 5/3/07	$ 26,245,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 601,010
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,188,794,625	$ 173,471,000	$ 2,015,323,625	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,015,323,625)	$ 2,015,323,625
Fidelity Central Funds (cost $173,471,000)	173,471,000
Total Investments (cost $2,188,794,625)		$ 2,188,794,625
Cash		37,040,796
Receivable for investments sold		15,729,268
Receivable for fund shares sold		17,410,984
Interest receivable		13,951,359
Distributions receivable from Fidelity Central Funds		214,639
Prepaid expenses		3,169
Receivable from investment adviser for expense reductions		9,142
Other receivables		765,729
Total assets		2,273,919,711

Liabilities
Payable for investments purchased	$ 38,611,406
Payable for fund shares redeemed	12,800,490
Distributions payable	27,453
Accrued management fee	673,600
Other affiliated payables	834,396
Other payables and accrued expenses	87,580
Total liabilities		53,034,925

Net Assets		$ 2,220,884,786
Net Assets consist of:
Paid in capital		$ 2,221,047,869
Undistributed net investment income		38,525
Accumulated undistributed net realized gain (loss) on investments		(201,608)
Net Assets, for 2,220,264,031 shares outstanding		$ 2,220,884,786
Net Asset Value, offering price and redemption price per share ($2,220,884,786 ÷ 2,220,264,031 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Interest		$ 27,739,549
Income from Fidelity Central Funds		601,010
Total income		28,340,559

Expenses
Management fee	$ 3,923,796
Transfer agent fees	1,121,939
Accounting fees and expenses	103,374
Custodian fees and expenses	15,765
Independent trustees' compensation	4,580
Registration fees	34,954
Audit	18,997
Legal	8,029
Miscellaneous	61,818
Total expenses before reductions	5,293,252
Expense reductions	(1,203,831)	4,089,421
Net investment income		24,251,138
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		292,368
Net increase in net assets resulting from operations		$ 24,543,506

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 24,251,138	$ 56,016,532
Net realized gain (loss)	292,368	155,688
Net increase in net assets resulting from operations	24,543,506	56,172,220
Distributions to shareholders from net investment income	(24,243,118)	(56,016,410)
Distributions to shareholders from net realized gain	(590,926)	-
Total distributions	(24,834,044)	(56,016,410)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,054,275,407	4,681,576,772
Reinvestment of distributions	24,572,223	55,453,852
Cost of shares redeemed	(2,808,106,921)	(4,296,968,938)
Net increase (decrease) in net assets and shares resulting from share transactions	270,740,709	440,061,686
Total increase (decrease) in net assets	270,450,171	440,217,496

Net Assets
Beginning of period	1,950,434,615	1,510,217,119
End of period (including undistributed net investment income of $38,525 and undistributed net investment income of $30,505, respectively)	$ 2,220,884,786	$ 1,950,434,615

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.032	.029	.019	.007	.006
Net realized and unrealized gain (loss)	.001	- F	-F	-F	-F	-F
Total from investment operations	.012	.032	.029	.019	.007	.006
Distributions from net investment income	(.011)	(.032)	(.029)	(.019)	(.007)	(.006)
Distributions from net realized gain	-F	-	-	-F	-	-
Total distributions	(.012)G	(.032)	(.029)	(.019)	(.007)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.18%	3.24%	2.97%	1.89%	.71%	.62%
Ratios to Average Net AssetsD, E
Expenses before reductions	.49%A	.49%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.48%A	.48%	.48%	.48%	.48%	.48%
Expenses net of all reductions	.38%A	.39%	.37%	.39%	.46%	.47%
Net investment income	2.26%A	3.19%	2.94%	1.88%	.71%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,220,885	$ 1,950,435	$ 1,510,217	$ 1,237,430	$ 1,065,703	$ 1,054,577

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

G Total distributions of $.012 per share is comprised of distributions from net investment income of $.0114 and distributions from net realized gain of $.0003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments. For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Connecticut Municipal Income Fund	$ 460,745,345	$ 9,359,225	$ (3,443,463)	$ 5,915,762
Fidelity Connecticut Municipal Money Market Fund	2,188,794,625	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Swap Agreements. The Income Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian in compliance with swap contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $74,435,718 and $37,033,926, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.12%	.37%
Fidelity Connecticut Municipal Money Market Fund	.25%	.12%	.37%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer and shareholder servicing agent and accounting functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Funds' sub-transfer agent. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.07%	|
Fidelity Connecticut Municipal Money Market Fund	.10%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Connecticut Municipal Income Fund	$ 439

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Connecticut Municipal Money Market Fund	.48%	$ 137,104

Semiannual Report

8. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Connecticut Municipal Income Fund	$ 3,329	$ 91,853	$ 318
Fidelity Connecticut Municipal Money Market Fund	15,765	998,145	52,817

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity Connecticut Municipal Income Fund shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	546,318,506.62	96.173
Withheld	21,741,587.32	3.827
TOTAL	568,060,093.94	100.000
Albert R. Gamper, Jr.
Affirmative	546,925,831.91	96.280
Withheld	21,134,262.03	3.720
TOTAL	568,060,093.94	100.000
George H. Heilmeier
Affirmative	546,111,394.50	96.136
Withheld	21,948,699.44	3.864
TOTAL	568,060,093.94	100.000
Arthur E. Johnson
Affirmative	546,909,618.79	96.277
Withheld	21,150,475.15	3.723
TOTAL	568,060,093.94	100.000
Edward C. Johnson 3d
Affirmative	545,103,936.41	95.959
Withheld	22,956,157.53	4.041
TOTAL	568,060,093.94	100.000
James H. Keyes
Affirmative	546,545,806.31	96.213
Withheld	21,514,287.63	3.787
TOTAL	568,060,093.94	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	546,601,137.05	96.222
Withheld	21,458,956.89	3.778
TOTAL	568,060,093.94	100.000
Kenneth L. Wolfe
Affirmative	546,806,123.24	96.258
Withheld	21,253,970.70	3.742
TOTAL	568,060,093.94	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	449,346,660.93	79.102
Against	71,231,852.78	12.539
Abstain	20,453,049.24	3.601
Broker Non-Votes	27,028,530.99	4.758
TOTAL	568,060,093.94	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

A special meeting of Fidelity Connecticut Municipal Money Market Fund shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	2,223,878,258.22	95.930
Withheld	94,344,373.70	4.070
TOTAL	2,318,222,631.92	100.000
Albert R. Gamper, Jr.
Affirmative	2,226,913,660.57	96.061
Withheld	91,308,971.35	3.939
TOTAL	2,318,222,631.92	100.000
George H. Heilmeier
Affirmative	2,226,176,431.22	96.029
Withheld	92,046,200.70	3.971
TOTAL	2,318,222,631.92	100.000
Arthur E. Johnson
Affirmative	2,223,930,782.78	95.933
Withheld	94,291,849.14	4.067
TOTAL	2,318,222,631.92	100.000
Edward C. Johnson 3d
Affirmative	2,216,383,116.34	95.607
Withheld	101,839,515.58	4.393
TOTAL	2,318,222,631.92	100.000
James H. Keyes
Affirmative	2,228,211,223.96	96.117
Withheld	90,011,407.96	3.883
TOTAL	2,318,222,631.92	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	2,225,936,501.94	96.019
Withheld	92,286,129.98	3.981
TOTAL	2,318,222,631.92	100.000
Kenneth L. Wolfe
Affirmative	2,225,664,446.71	96.007
Withheld	92,558,185.21	3.993
TOTAL	2,318,222,631.92	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

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Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CTR-USAN-0708
1.786817.105

Fidelity® New Jersey
Municipal Income Fund
Fidelity New Jersey Municipal
Money Market Fund

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity New Jersey Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity New Jersey Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Fidelity New Jersey Municipal Income Fund
Actual	$ 1,000.00	$ 1,011.40	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.60	$ 2.43
Fidelity New Jersey Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,011.20	$ 2.61
HypotheticalA	$ 1,000.00	$ 1,022.40	$ 2.63

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity New Jersey Municipal Income Fund	.48%
Fidelity New Jersey Municipal Money Market Fund	.52%

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	50.1	48.4
Transportation	14.4	13.8
Escrowed/Pre-Refunded	12.2	16.5
Special Tax	5.3	5.7
Electric Utilities	4.2	4.4
Weighted Average Maturity as of May 31, 2008
		6 months ago
Years	7.4	7.1

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of May 31, 2008
6 months ago
Years	6.8	6.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
AAA 52.5%	AAA 74.1%
AA,A 37.3%	AA,A 21.7%
BBB 5.7%	BBB 1.5%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 2.0%

We have used ratings from Moody's ® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 400,000	$ 407,120
New Jersey - 81.0%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (d)	425,000	444,767
7.4% 7/1/16 (Escrowed to Maturity) (d)	3,510,000	4,192,484
Bergen County Impt. Auth. School District Rev. (Wyckoff Township Board of Ed. Proj.) 5.25% 4/1/20	1,770,000	1,912,981
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,846,883
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,483,551
Burlington County Bridge Commission Lease Rev.:
5.25% 8/15/16	20,000	21,306
5.25% 8/15/16 (Pre-Refunded to 8/15/12 @ 100) (d)	1,080,000	1,178,680
5.25% 8/15/17	20,000	21,226
5.25% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (d)	980,000	1,069,543
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B:
5% 2/15/14	1,350,000	1,365,242
5.25% 2/15/11	2,075,000	2,122,435
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,630,922
Cape May County Muni. Utils. Auth. Series A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,774,028
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,700,912
Egg Hbr. Township School District 5.5% 7/15/18 (FSA Insured)	1,685,000	1,931,229
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,716,259
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,699,100
Series B:
6.375% 11/1/13 (MBIA Insured)	4,000,000	4,596,000
6.375% 11/1/15 (MBIA Insured)	6,630,000	7,807,355
6.375% 11/1/16 (MBIA Insured)	3,490,000	4,142,560
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Gloucester County Impt. Auth. Rev. (County Cap. Prog.):
4% 4/1/10	$ 1,000,000	$ 1,026,750
4% 4/1/11	1,385,000	1,430,567
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,185,000	2,371,883
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,675,964
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,798,730
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,775,253
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,876,053
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,231,040
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,377,138
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	793,611
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,199,950
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,546,360
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,057,720
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,473,084
5.25% 9/15/17	2,000,000	2,151,320
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,018,202
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,116,028
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	894,251
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (d)	280,000	298,410
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,359,967
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,485,068
6.5% 8/1/19 (FSA Insured)	630,000	768,695
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (d)	2,000,000	2,153,320
New Jersey Econ. Dev. Auth. Rev.:
(School Facilities Construction Proj.) Series K, 5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,654,430
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,141,000
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	$ 6,000,000	$ 6,589,740
5.5% 12/15/19 (AMBAC Insured)	14,000,000	15,690,640
Series 2005 O:
5.125% 3/1/28	18,455,000	19,107,189
5.125% 3/1/30	2,175,000	2,248,037
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,199,410
5.25% 3/1/22	15,700,000	16,535,711
5.25% 3/1/23	3,340,000	3,511,776
5.25% 3/1/25	3,000,000	3,148,950
5.25% 3/1/26	9,000,000	9,441,450
Series 2005 P:
5.125% 9/1/28	6,800,000	7,055,476
5.25% 9/1/26	8,000,000	8,417,200
Series 2006 S, 5% 9/1/36	15,000,000	15,365,250
Series 2007 U, 5% 9/1/37	7,500,000	7,700,550
Series 2008 W, 5% 3/1/12	5,545,000	5,863,948
Series 2008 Y, 5% 9/1/33 (a)	3,000,000	3,047,880
Series A, 5.25% 7/1/15 (MBIA Insured)	3,500,000	3,743,495
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @ 100) (d)	2,000,000	2,231,400
Series J4, 5%, tender 9/1/14 (FSA Insured) (b)	3,000,000	3,199,920
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,577,550
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (c)	7,700,000	7,748,972
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (c)	3,750,000	3,610,688
Series A, 5.25% 7/1/38 (FGIC Insured) (c)	3,270,000	3,054,867
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (c)	1,000,000	1,000,140
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,858,137
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,113,960
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,318,898
(Montclair State Univ. Proj.) Series L:
5.125% 7/1/20 (MBIA Insured)	170,000	178,721
5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (d)	1,975,000	2,184,488
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Ramapo College Proj.) Series E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (d)	$ 1,500,000	$ 1,635,855
(Rowan Univ. Proj.) Series B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,783,875
5.5% 7/1/18 (FGIC Insured)	4,390,000	4,900,645
(Saint Peter's College Proj.) Series B, 5.375% 7/1/12 (Pre-Refunded to 7/1/08 @ 102) (d)	1,450,000	1,482,741
(The College of New Jersey Proj.) Series 2008 D, 5% 7/1/35 (FSA Insured)	4,000,000	4,130,960
New Jersey Gen. Oblig. Series 2005 N, 5.5% 7/15/17 (FGIC Insured)	1,000,000	1,134,830
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 A, 5% 7/1/11	5,820,000	6,087,836
Series A, 6% 7/1/11 (Escrowed to Maturity) (d)	3,500,000	3,841,810
(Atlantic City Med. Ctr. Proj.):
5.75% 7/1/25	1,670,000	1,727,398
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (d)	1,330,000	1,462,840
(AtlantiCare Reg'l. Med. Ctr. Proj.) 5% 7/1/17	1,000,000	1,038,390
(Catholic Health East Proj.) Series 2003 A, 5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (d)	2,040,000	2,238,492
(Saint Joseph's Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (AMBAC Insured)	1,000,000	1,002,380
(Saint Mary's Hosp. - Passaic Proj.) Series 1:
5% 3/1/20	2,030,000	2,077,482
5% 3/1/21	2,680,000	2,721,540
(Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,900,000	1,938,171
(South Jersey Hosp. Proj.) Series 2006, 5% 7/1/14	1,620,000	1,692,333
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.) 6% 1/1/19 (Escrowed to Maturity) (d)	5,385,000	6,319,944
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (Escrowed to Maturity) (d)	15,000	16,016
6% 3/1/14 (MBIA Insured)	2,965,000	3,096,172
New Jersey Tobacco Settlement Fing. Corp.:
Series 1A, 5% 6/1/41	1,000,000	769,040
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (d)	7,215,000	8,174,595
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (d)	4,005,000	4,666,145
7% 6/1/41 (Pre-Refunded to 6/1/13 @ 100) (d)	1,770,000	2,082,494
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	$ 595,000	$ 681,025
6.5% 1/1/16 (Escrowed to Maturity) (d)	190,000	218,871
Series A, 5% 1/1/25 (FSA Insured)	16,700,000	17,362,823
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (d)	3,130,000	3,605,823
6.5% 1/1/16 (Escrowed to Maturity) (d)	3,100,000	3,571,262
New Jersey Trans. Trust Fund Auth.:
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	10,000,000	10,633,300
Series 2005 D, 5% 6/15/20	4,000,000	4,220,400
Series 2006 C, 0% 12/15/34 (FSA Insured)	4,000,000	1,022,000
Series A:
5.5% 6/15/12	145,000	157,802
5.75% 6/15/15 (Escrowed to Maturity) (d)	3,000,000	3,449,670
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,775,941
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,323,588
5.5% 12/15/15 (MBIA Insured)	11,000,000	12,367,740
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,641,500
5.5% 12/15/20 (FGIC Insured)	15,235,000	17,054,364
Series C:
0% 12/15/36 (AMBAC Insured)	2,000,000	434,900
5.25% 6/15/16 (Pre-Refunded to 6/15/15 @ 100) (d)	3,000,000	3,356,370
5.5% 12/15/13 (FSA Insured)	8,285,000	9,190,633
5.75% 12/15/12 (FSA Insured)	5,000,000	5,571,650
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,549,480
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (c)	1,500,000	1,526,940
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,504,830
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,079,838
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.):
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (d)	5,000,000	5,458,750
5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (d)	2,500,000	2,792,750
(Newark Redev. Proj.) 5.25% 1/1/18 (MBIA Insured)	4,150,000	4,514,370
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,009,440
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,071,700
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A, 0% 8/1/24 (MBIA Insured)	$ 2,000,000	$ 901,900
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,826,656
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,517,415
Rutgers State Univ. Rev. Series 1992 A, 6.4% 5/1/13	1,720,000	1,875,798
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,187,766
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,247,740
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,864,314
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,108,680
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. 5% 6/15/29 (MBIA Insured)	1,000,000	1,005,670
		504,782,383
New Jersey/Pennsylvania - 2.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series A, 5% 7/1/26 (MBIA Insured)	2,855,000	2,988,471
5.25% 7/1/17	1,300,000	1,383,135
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (d)	1,700,000	1,870,374
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,073,640
Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,162,600
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,090,560
6% 1/1/18 (FSA Insured)	1,300,000	1,358,097
		13,926,877
New York & New Jersey - 8.3%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (c)	5,220,000	5,310,149
124th Series, 5% 8/1/13 (FGIC Insured) (c)	3,000,000	3,037,110
126th Series:
5.25% 5/15/37 (FGIC Insured) (c)	8,110,000	8,061,908
5.5% 11/15/11 (FGIC Insured) (c)	1,495,000	1,588,781
127th Series, 5.5% 12/15/13 (AMBAC Insured) (c)	8,600,000	9,225,392
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,180,210
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
128th Series:
5% 11/1/19 (FSA Insured)	$ 2,800,000	$ 2,956,492
5% 11/1/22 (FSA Insured)	2,190,000	2,290,587
134th Series, 5% 1/15/39	4,500,000	4,588,245
138th Series, 5% 12/1/13 (FGIC Insured) (c)	1,745,000	1,839,945
141st Series, 5% 9/1/18 (AMBAC Insured) (c)	6,000,000	6,213,240
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	3,000,000	3,336,780
		51,628,839
Puerto Rico - 4.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series N, 5.25% 7/1/34 (Assured Guaranty Corp. Insured)	3,000,000	3,232,230
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,120,060
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	6,075,000	6,315,327
Series C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,158,820
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	2,145,780
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,286,250
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,825,460
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,071,040
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	$ 2,500,000	$ 2,578,475
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	6,000,000	898,260
		28,631,702
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $589,958,085)	599,376,921
NET OTHER ASSETS - 3.8%	23,610,006
NET ASSETS - 100%	$ 622,986,927
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statement.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 599,376,921	$ -	$ 599,376,921	$ -
Other Information - continued
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	50.1%
Transportation	14.4%
Escrowed/Pre-Refunded	12.2%
Special Tax	5.3%
Others* (individually less than 5%)	18.0%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $589,958,085)		$ 599,376,921
Cash		17,539,702
Receivable for fund shares sold		717,712
Interest receivable		9,972,217
Prepaid expenses		1,002
Other receivables		92,603
Total assets		627,700,157

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,057,600
Payable for fund shares redeemed	621,589
Distributions payable	614,729
Accrued management fee	187,755
Other affiliated payables	183,406
Other payables and accrued expenses	48,151
Total liabilities		4,713,230

Net Assets		$ 622,986,927
Net Assets consist of:
Paid in capital		$ 612,512,502
Undistributed net investment income		93,865
Accumulated undistributed net realized gain (loss) on investments		961,724
Net unrealized appreciation (depreciation) on investments		9,418,836
Net Assets, for 54,710,275 shares outstanding		$ 622,986,927
Net Asset Value, offering price and redemption price per share ($622,986,927 ÷ 54,710,275 shares)		$ 11.39

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Interest		$ 12,733,464

Expenses
Management fee	$ 1,087,551
Transfer agent fees	200,486
Accounting fees and expenses	72,214
Custodian fees and expenses	4,378
Independent trustees' compensation	1,299
Registration fees	19,535
Audit	25,057
Legal	2,397
Miscellaneous	27,368
Total expenses before reductions	1,440,285
Expense reductions	(111,390)	1,328,895
Net investment income		11,404,569
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,041,895
Change in net unrealized appreciation (depreciation) on investment securities		(6,122,535)
Net gain (loss)		(5,080,640)
Net increase (decrease) in net assets resulting from operations		$ 6,323,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,404,569	$ 22,762,230
Net realized gain (loss)	1,041,895	585,662
Change in net unrealized appreciation (depreciation)	(6,122,535)	(6,793,608)
Net increase (decrease) in net assets resulting from operations	6,323,929	16,554,284
Distributions to shareholders from net investment income	(11,395,700)	(22,748,428)
Distributions to shareholders from net realized gain	(516,885)	(1,862,763)
Total distributions	(11,912,585)	(24,611,191)
Share transactions Proceeds from sales of shares	97,408,223	112,342,265
Reinvestment of distributions	8,147,030	16,648,845
Cost of shares redeemed	(73,707,126)	(109,145,795)
Net increase (decrease) in net assets resulting from share transactions	31,848,127	19,845,315
Redemption fees	9,552	1,427
Total increase (decrease) in net assets	26,269,023	11,789,835

Net Assets
Beginning of period	596,717,904	584,928,069
End of period (including undistributed net investment income of $93,865 and undistributed net investment income of $84,996, respectively)	$ 622,986,927	$ 596,717,904
Other Information Shares
Sold	8,534,397	9,830,277
Issued in reinvestment of distributions	716,420	1,455,754
Redeemed	(6,458,570)	(9,576,281)
Net increase (decrease)	2,792,247	1,709,750

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - New Jersey Municipal Income Fund

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.49	$ 11.65	$ 11.57	$ 11.70	$ 11.90	$ 11.65
Income from Investment Operations
Net investment income D	.219	.442	.448	.459	.470	.487
Net realized and unrealized gain (loss)	(.090)	(.124)	.225	(.023)	(.058)	.318
Total from investment operations	.129	.318	.673	.436	.412	.805
Distributions from net investment income	(.219)	(.441)	(.448)	(.458)	(.472)	(.488)
Distributions from net realized gain	(.010)	(.037)	(.145)	(.108)	(.140)	(.067)
Total distributions	(.229)	(.478)	(.593)	(.566)	(.612)	(.555)
Redemption fees added to paid in capital D,F	-	-	-	-	-	-
Net asset value, end of period	$ 11.39	$ 11.49	$ 11.65	$ 11.57	$ 11.70	$ 11.90
Total Return B,C	1.14%	2.83%	6.02%	3.77%	3.56%	7.04%
Ratios to Average Net Assets E
Expenses before reductions	.48% A	.47%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.48% A	.47%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.45% A	.43%	.41%	.43%	.48%	.49%
Net investment income	3.83% A	3.87%	3.91%	3.92%	4.00%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 622,987	$ 596,718	$ 584,928	$ 564,957	$ 531,874	$ 550,298
Portfolio turnover rate	13% A	10%	17%	36%	18%	24%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 5/31/08	% of fund's investments 11/30/07	% of fund's investments 5/31/07
0 - 30	79.8	79.1	84.5
31 - 90	4.1	4.3	4.7
91 - 180	4.0	5.5	2.7
181 - 397	12.1	11.1	8.1
Weighted Average Maturity
	5/31/08	11/30/07	5/31/07
Fidelity New Jersey Municipal Money Market Fund	49 Days	43 Days	34 Days
New JerseyTax-Free Money Market Funds Average*	39 Days	36 Days	33 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2008	As of November 30, 2007
Variable Rate Demand Notes (VRDNs) 71.4%	Variable Rate Demand Notes (VRDNs) 71.9%
Commercial Paper (including CP Mode) 1.7%	Commercial Paper (including CP Mode) 0.0%
Tender Bonds 1.1%	Tender Bonds 2.5%
Municipal Notes 21.0%	Municipal Notes 16.6%
Fidelity Municipal Cash Central Fund 1.9%	Fidelity Municipal Cash Central Fund 3.4%
Other Investments 2.7%	Other Investments 0.4%
Net Other Assets 0.2%	Net Other Assets 5.2%

* Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.8%
	Principal Amount	Value
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. (Banner Health Proj.) Series 2005 A, 1.95% (MBIA Insured), VRDN (b)	$ 5,600,000	$ 5,600,000
Nevada - 0.0%
Clark County School District Series 2001 B, 0.96% (FSA Insured), VRDN (b)	100,000	100,000
New Jersey - 76.3%
Bergen County Gen. Oblig. BAN 2.5% 12/18/08	18,200,000	18,253,740
Brick Township Gen. Oblig. BAN 2% 2/20/09	12,519,495	12,608,870
Burlington County Gen. Oblig. BAN:
3.5% 12/26/08	15,100,000	15,155,846
4% 9/12/08	17,650,000	17,668,678
Camden BAN 4.25% 6/20/08	9,700,000	9,701,985
Carteret Gen. Oblig. BAN 4% 10/24/08	13,384,500	13,410,589
Cinnaminson Township BAN 2.5% 4/22/09	5,000,000	5,029,732
Clark Township Gen. Oblig. BAN 2.5% 3/27/09	6,370,000	6,403,802
Collingswood School District BAN 4% 10/3/08	7,400,000	7,410,408
East Brunswick Township Gen. Oblig. BAN:
3% 5/8/09	26,380,000	26,653,327
4.25% 6/27/08	19,900,000	19,906,672
Englewood Gen. Oblig. BAN 4.25% 7/1/08	17,700,000	17,706,987
Essex County Gen. Oblig. BAN 4.25% 8/20/08	20,400,000	20,426,201
Essex County Impt. Auth. Rev. Participating VRDN Series PT 3987, 1.61% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	8,095,000	8,095,000
Fort Lee Gen. Oblig. BAN 2.75% 5/22/09	9,900,000	9,985,062
Garden State Preservation Trust Open Space & Farmland Preservation:
Bonds Series Merlots 05 A23, 2.45%, tender 7/30/08 (Liquidity Facility Bank of New York, New York) (b)(f)(g)	21,790,000	21,790,000
Participating VRDN:
Series DCL 08 001, 1.62% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	18,215,000	18,215,000
Series DX 07 006, 1.66% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	6,210,000	6,210,000
Series LB 08 P9W, 1.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	19,850,000	19,850,000
Series MS 2608, 1.67% (Liquidity Facility Morgan Stanley) (b)(f)	6,595,000	6,595,000
Series Putters 2865, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,185,000	4,185,000
Glen Rock School District BAN 3% 11/5/08	5,900,000	5,926,314
Gloucester County Gen. Oblig. BAN Series A, 4% 10/17/08	7,700,000	7,715,692
Howell Township Gen. Oblig. TAN 2.5% 3/19/09	12,000,000	12,081,128
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.45%, LOC Bank of New York, New York, VRDN (b)	$ 11,050,000	$ 11,050,000
Jackson Township Gen. Oblig. BAN 3.75% 12/5/08	9,900,000	9,920,035
Lakewood Township Gen. Oblig. BAN 2% 11/6/08	21,800,000	21,819,486
Lincoln Park Gen. Oblig. BAN 2.5% 2/26/09	21,078,850	21,167,260
Lyndhurst Township Gen. Oblig. BAN 2.5% 5/7/09	10,700,000	10,735,084
New Jersey Bldg. Auth. Bldg. Rev.:
Series 2003 A1, 1.37%, LOC Bank of New York, New York, VRDN (b)	9,900,000	9,900,000
Series 2003 A4, 1.37%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	11,300,000	11,300,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Pennington School Proj.) 1.45%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000,000	1,000,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds:
(Trans. Proj.) Series A, 5% 5/1/18 (Pre-Refunded to 5/1/09 @ 100) (e)	4,665,000	4,808,394
Series 2008 W:
3.5% 9/1/08	5,115,000	5,139,630
3.5% 3/1/09	10,950,000	11,107,995
Participating VRDN:
Series EGL 06 0135, 1.59% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (b)(f)	12,300,000	12,300,000
Series Putters 2419, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	20,620,000	20,620,000
Series ROC II R 689, 1.58% (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 1.68%, LOC Wachovia Bank NA, VRDN (b)(d)	2,800,000	2,800,000
(Arbor Glen of Bridgewater Proj.) Series 2004, 1.25%, LOC Lloyds TSB Bank PLC, VRDN (b)	9,850,000	9,850,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.45%, LOC JPMorgan Chase Bank, VRDN (b)	1,550,000	1,550,000
(LPS Inds. Proj.) 1.68%, LOC Wachovia Bank NA, VRDN (b)(d)	6,320,000	6,320,000
(Morris Hall/St. Lawrence, Inc. Proj.) Series 2003, 1.25%, LOC Wachovia Bank NA, VRDN (b)	7,675,000	7,675,000
Series 2008 V1, 1.45%, LOC Allied Irish Banks PLC, VRDN (b)	12,100,000	12,100,000
Series 2008 V2, 1.45%, LOC Dexia Cr. Local de France, VRDN (b)	19,000,000	19,000,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2008 V3, 1.45%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	$ 24,800,000	$ 24,800,000
Series 2008 V4, 1.52%, LOC Bank of America NA, VRDN (b)	24,800,000	24,800,000
New Jersey Econ. Dev. Auth. School Rev.:
Series 2006 R1, 1.2%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	50,480,000	50,480,000
Series 2006 R2, 1.15%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	7,500,000	7,500,000
Series 2006 R3, 1.1%, LOC Bank of Nova Scotia, New York Agcy., LOC Lloyds TSB Bank PLC, VRDN (b)	15,540,000	15,540,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container LLC Proj.) 1.6%, LOC Citibank NA, VRDN (b)(d)	43,400,000	43,400,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.) Series A, 1.55%, LOC Wachovia Bank NA, VRDN (b)(d)	16,270,000	16,270,000
New Jersey Edl. Facilities Auth. Rev.:
Participating VRDN Series BA 08 1045, 1.64% (Liquidity Facility Bank of America NA) (b)(f)	2,850,000	2,850,000
(Princeton Univ. Proj.):
Series 2001 B, 1.55%, VRDN (b)	4,290,000	4,290,000
Series 2002 B, 1.6%, VRDN (b)	9,500,000	9,500,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series Putters 2193, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,155,000	1,155,000
Series Putters 585, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(f)	3,910,000	3,910,000
New Jersey Gen. Oblig.:
Bonds 4% 6/1/08	1,525,000	1,525,000
Participating VRDN:
Series MACN 04 F, 1.64% (Liquidity Facility Bank of America NA) (b)(f)	9,270,000	9,270,000
Series PT 2509, 1.6% (Liquidity Facility Dexia Cr. Local de France) (b)(f)(g)	8,165,000	8,165,000
Series PT 3272, 1.6% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	6,350,000	6,350,000
Series PT 3508, 1.61% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	3,960,000	3,960,000
Series Putters 1369, 1.87% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	4,340,000	4,340,000
TRAN 4.5% 6/24/08	76,500,000	76,558,217
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN Series Putters 1063, 2.37% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,500,000	$ 5,500,000
(AHS Hosp. Corp. Proj.):
Series 2008 B, 1.35%, LOC Bank of America NA, VRDN (b)	38,500,000	38,500,000
Series 2008 C, 1.35%, LOC JPMorgan Chase Bank, VRDN (b)	14,710,000	14,710,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2005 A1, 1.6%, LOC Wachovia Bank NA, VRDN (b)	7,600,000	7,600,000
(Childrens Specialized Hosp. Proj.) Series B, 1.53%, LOC Wachovia Bank NA, VRDN (b)	2,475,000	2,475,000
(Cmnty. Hosp. Group, Inc. Proj.) Series 2003 A1, 1.56%, LOC Wachovia Bank NA, VRDN (b)	1,420,000	1,420,000
(Meridian Health Sys. Proj.):
Series 2001 A1, 1.47%, LOC Bank of America NA, VRDN (b)(d)	4,830,000	4,830,000
Series 2003 A, 1.45%, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
1.5% (Assured Guaranty Corp. Insured), VRDN (b)	9,100,000	9,100,000
(Robert Wood Johnson Univ. Hosp. Proj.) 1.53%, LOC Wachovia Bank NA, VRDN (b)	3,735,000	3,735,000
(Saint Peter's Univ. Hosp. Proj.) Series B, 1.2%, LOC Bank of America NA, VRDN (b)	10,980,000	10,980,000
(Underwood-Memorial Hosp. Proj.) Series 2008, 1.45%, LOC UBS AG, VRDN (b)	9,400,000	9,400,000
(Virtua Health Proj.) Series 2004, 1.53%, LOC Wachovia Bank NA, VRDN (b)	9,095,000	9,095,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series Floaters 2495, 1.77% (Liquidity Facility Morgan Stanley) (b)(d)(f)	2,500,000	2,500,000
Series LB 07 P46W, 2.05% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)(f)	4,730,000	4,730,000
Series MS 08 2431, 1.77% (Liquidity Facility Morgan Stanley) (b)(d)(f)	1,385,500	1,385,500
Series PT 3991, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	2,420,000	2,420,000
(Single Family Hsg. Proj.):
Series 2004 I:
1.6% (Liquidity Facility BNP Paribas SA), VRDN (b)(d)	10,625,000	10,625,000
1.6% (Liquidity Facility BNP Paribas SA), VRDN (b)(d)	14,900,000	14,900,000
1.6% (Liquidity Facility BNP Paribas SA), VRDN (b)(d)	9,875,000	9,875,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.: - continued
Series 2005 N, 1.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	$ 28,710,000	$ 28,710,000
Series 2005 O, 1.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(d)	525,000	525,000
Series 2005 Q, 1.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(d)	18,700,000	18,700,000
Series 2005 R, 1.6% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)(d)	28,035,000	28,035,000
Series 2008 Y, 1.6% (Liquidity Facility BNP Paribas SA), VRDN (b)(d)	68,130,000	68,130,000
Series 2008 Z, 1.68% (Liquidity Facility BNP Paribas SA), VRDN (b)(d)	15,000,000	15,000,000
Series 2005 F, 1.65% (FSA Insured), VRDN (b)(d)	1,280,000	1,280,000
Series F, 1.75% (MBIA Insured), VRDN (b)(d)	5,000,000	5,000,000
Series G, 1.6% (FSA Insured), VRDN (b)(d)	17,000,000	17,000,000
New Jersey Tobacco Settlement Fing. Corp.:
Bonds 4.375% 6/1/19 (Pre-Refunded to 6/1/08 @ 100) (e)	7,685,000	7,685,000
Participating VRDN:
Series Clipper 07 9, 1.65% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	16,600,000	16,600,000
Series Floaters 2224, 1.82% (Liquidity Facility Morgan Stanley) (b)(f)	9,915,000	9,915,000
Series Merlots 07 C68, 1.68% (Liquidity Facility Bank of New York, New York) (b)(f)	6,760,000	6,760,000
Series Merlots 07 C71, 1.68% (Liquidity Facility Bank of New York, New York) (b)(f)	17,680,000	17,680,000
Series Putters 1734 B, 1.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	58,595,000	58,595,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2000 A, 5.5% 1/1/09 (MBIA Insured)	2,250,000	2,294,565
Participating VRDN:
Series DCL 08 57, 1.64% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	17,570,000	17,570,000
Series MS 06 1487, 1.67% (Liquidity Facility Morgan Stanley) (b)(f)	5,125,000	5,125,000
Series PA 613, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	14,165,000	14,165,000
Series PA 670, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,345,000	2,345,000
Series PT 2493, 1.61% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	11,235,000	11,235,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Participating VRDN:
Series Putters 2930Z, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 11,325,000	$ 11,325,000
Series ROC II R 10040, 1.65% (Liquidity Facility Citigroup, Inc.) (b)(f)	24,005,000	24,005,000
Series ROC II R 11438, 1.65% (Liquidity Facility Citibank NA) (b)(f)	7,000,000	7,000,000
BAN Series 2008 A, 3% 5/1/09	11,700,000	11,825,931
Series 2003 C1, 1.5% (FSA Insured), VRDN (b)	86,385,000	86,384,997
Series 2003 C2, 1.5% (FSA Insured), VRDN (b)	74,200,000	74,200,000
Series 2003 C3, 1.5% (FSA Insured), VRDN (b)	26,000,000	26,000,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series A:
4.5% 12/15/08 (FSA Insured)	4,000,000	4,063,074
5% 6/15/15 (Pre-Refunded to 6/15/08 @ 100) (e)	2,720,000	2,723,520
5.25% 12/15/08 (MBIA Insured)	14,650,000	14,848,532
Series C, 5.25% 12/15/08	8,500,000	8,643,255
Participating VRDN:
Series DB 449, 1.64% (Liquidity Facility Deutsche Bank AG) (b)(f)	8,315,000	8,315,000
Series DB 452, 1.64% (Liquidity Facility Deutsche Bank AG) (b)(f)	2,600,000	2,600,000
Series DB 624, 1.62% (Liquidity Facility Deutsche Bank AG) (b)(f)	10,500,000	10,500,000
Series DCL 08 33, 1.67% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	8,575,000	8,575,000
Series DCL 08 40, 1.67% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	18,440,000	18,440,000
Series MS 2540, 1.67% (Liquidity Facility Morgan Stanley) (b)(f)	4,000,000	4,000,000
Series MS 98 54, 1.67% (Liquidity Facility Morgan Stanley) (b)(f)	3,135,000	3,135,000
Series PT 2494, 1.61% (Liquidity Facility Dexia Cr. Local de France) (b)(f)	1,900,000	1,900,000
Series PT 4335, 1.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	22,045,000	22,045,000
Series Putters 1143, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,320,000	5,320,000
Series Putters 1144, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,155,000	6,155,000
Municipal Securities - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series ROC II R 10157, 1.63% (Liquidity Facility Citigroup, Inc.) (b)(f)	$ 1,850,000	$ 1,850,000
Series ROC II R 10196 Z, 1.88% (Liquidity Facility Citigroup, Inc.) (b)(f)	9,300,000	9,300,000
Series ROC II R 11231, 1.63% (Liquidity Facility Citibank NA) (b)(f)	10,320,000	10,320,000
Series ROC II R 11278, 1.65% (Liquidity Facility Citibank NA) (b)(f)	13,000,000	13,000,000
Series ROC II R 146, 1.65% (Liquidity Facility Citibank NA) (b)(f)	7,495,000	7,495,000
Newark Gen. Oblig. BAN Series 2008 E, 2.5% 4/15/09	37,600,000	37,909,530
Newark Port Auth. Hsg. Auth. Rev. Participating VRDN Series DBE 557, 1.62% (Liquidity Facility Deutsche Bank AG) (b)(f)	1,260,000	1,260,000
Newark Port Auth. Rev. Participating VRDN Series DB 343, 1.61% (Liquidity Facility Deutsche Bank AG) (b)(f)	7,700,000	7,700,000
North Bergen Township Gen. Oblig. BAN 3% 5/15/09	11,800,000	11,922,517
North Brunswick Township Gen. Oblig. BAN Series A, 4.25% 8/19/08	14,100,000	14,116,998
North Plainfield Gen. Oblig. BAN 4% 6/22/08	6,069,550	6,070,351
Point Pleasant Gen. Oblig. BAN 2.5% 1/28/09	9,159,935	9,181,768
Sussex County Muni. Utils. Auth. BAN 3.75% 6/27/08	4,500,000	4,501,254
Trenton Gen. Oblig. BAN 3% 5/15/09	20,044,192	20,246,555
Union City Gen. Oblig. BAN 2.25% 6/13/08	8,196,500	8,198,246
Vernon Township Gen. Oblig. BAN 3.5% 1/9/09	8,896,655	8,928,635
Washington Township/Mercer County Gen. Oblig. BAN 4% 9/26/08	12,525,000	12,544,713
West Milford Township Gen. Oblig. BAN 2.5% 4/24/09	6,241,585	6,278,323
Westwood Reg'l. School District BAN 3.25% 9/16/08	10,000,000	10,010,288
		1,925,279,686
New Jersey/Pennsylvania - 0.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 K, 1.78% (Liquidity Facility Wachovia Bank NA) (b)(f)	16,165,000	16,165,000
Series SGA 89, 1.5% (Liquidity Facility Societe Generale) (b)(f)	5,500,000	5,500,000
		21,665,000
Municipal Securities - continued
	Principal Amount	Value
New York - 0.3%
New York Hsg. Fin. Agcy. Rev. (1500 Lexington Avenue Proj.) Series A, 1.71%, LOC Fannie Mae, VRDN (b)(d)	$ 6,900,000	$ 6,900,000
New York & New Jersey - 16.4%
Port Auth. of New York & New Jersey:
Bonds Series Merlots 07 C1, 1.3%, tender 8/13/08 (Liquidity Facility Bank of New York, New York) (b)(d)(f)(g)	3,975,000	3,975,000
Participating VRDN:
Series 111TP, 1.75% (Liquidity Facility Wells Fargo & Co.) (b)(d)(f)	18,785,000	18,785,000
Series Austin 07 1017, 1.67% (Liquidity Facility Bank of America NA) (b)(d)(f)	70,000,000	70,000,000
Series BA 08 1066, 1.67% (Liquidity Facility Bank of America NA) (b)(d)(f)	9,765,000	9,765,000
Series BA 08 1067, 1.67% (Liquidity Facility Bank of America NA) (b)(d)(f)	5,000,000	5,000,000
Series EGL 06 107 Class A, 1.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(f)	30,500,000	30,500,000
Series EGL 07 0047, 1.71% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)(f)	11,200,000	11,200,000
Series GS 08 12, 1.65% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)(f)	10,500,000	10,500,000
Series MS 2660, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)(f)	9,300,000	9,300,000
Series MS 766, 1.7% (Liquidity Facility Morgan Stanley) (b)(f)	4,245,000	4,245,000
Series MT 338, 1.64% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)(f)	2,500,000	2,500,000
Series PA 1251, 1.62% (Liquidity Facility Bank of New York, New York) (b)(f)	14,400,000	14,400,000
Series PA 1365, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,570,000	9,570,000
Series PA 1377 R, 1.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	5,050,000	5,050,000
Series PA 1516, 1.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	15,000,000	15,000,000
Series PT 1269, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	9,805,000	9,805,000
Series PT 3813, 1.66% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(f)(g)	6,155,000	6,155,000
Series PT 870, 1.68% (Liquidity Facility DEPFA BANK PLC) (b)(d)(f)	10,780,000	10,780,000
Series PT 984, 1.59% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(f)	7,870,000	7,870,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series Putters 1546, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,470,000	$ 5,470,000
Series Putters 2929Z, 1.87% (Liquidity Facility JPMorgan Chase Bank) (b)(d)(f)	5,000,000	5,000,000
Series ROC II R 12041, 1.76% (Liquidity Facility Citigroup, Inc.) (b)(d)(f)	4,300,000	4,300,000
Series ROC II R 2575, 1.67% (Liquidity Facility Morgan Stanley) (b)(d)(f)	23,600,000	23,600,000
Series ROC II R 9207, 1.68% (Liquidity Facility Citigroup, Inc.) (b)(d)(f)	4,090,000	4,090,000
Series 1991 1, 1.7%, VRDN (b)(d)(g)	8,800,000	8,800,000
Series 1991 3, 1.7%, VRDN (b)(d)(g)	9,800,000	9,800,000
Series 1992 1, 1.67%, VRDN (b)(g)	6,800,000	6,800,000
Series 1995 3, 1.7%, VRDN (b)(d)(g)	9,400,000	9,400,000
Series 1995 4, 1.7%, VRDN (b)(d)(g)	10,500,000	10,500,000
Series 2006 4, 1.68%, VRDN (b)	10,000,000	10,000,000
Series A:
1.65% 6/5/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	4,500,000	4,500,000
1.7% 6/5/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	8,600,000	8,600,000
1.7% 6/5/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	5,900,000	5,900,000
2.1% 7/15/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP (d)	3,300,000	3,300,000
Series B:
1.5% 8/11/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP	8,520,000	8,520,000
1.95% 8/7/08 (Liquidity Facility Landesbank Hessen-Thuringen), CP	14,000,000	14,000,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN Series PA 1258, 1.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(f)	9,180,000	9,180,000
Springfield Pub. Util. Rev. Participating VRDN Series AAB 06 87, 1.67% (Liquidity Facility Bank of America NA) (b)(d)(f)	8,870,000	8,870,000
		415,030,000
North Carolina - 0.0%
Wake County Gen. Oblig. Series 2003 B, 1.55% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.1%
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 1.35%, LOC JPMorgan Chase Bank, VRDN (b)	$ 100,000	$ 100,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 06N, 1.7% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(d)	1,320,000	1,320,000
		1,420,000
Puerto Rico - 3.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series MS 2551, 1.67% (Liquidity Facility Morgan Stanley) (b)(f)	3,750,000	3,750,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series MACN 06 R, 4% (Liquidity Facility Bank of America NA) (b)(f)	35,000,000	35,000,000
Series MS 08 2390, 1.68% (Liquidity Facility Morgan Stanley) (b)(f)	3,665,000	3,665,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series MS 06 2058, 1.72% (Liquidity Facility Morgan Stanley) (b)(f)	11,055,000	11,055,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A6, 1%, LOC UBS AG, VRDN (b)	6,700,000	6,700,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series MS 06 1845, 1.63% (Liquidity Facility Morgan Stanley) (b)(f)	2,800,000	2,800,000
Series Putters 147, 1.67% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,560,000	1,560,000
Puerto Rico Pub. Bldg. Auth. Participating VRDN Series DFA 07 02, 1.67% (Liquidity Facility DEPFA BANK PLC) (b)(f)	16,500,000	16,500,000
		81,030,000
Tennessee - 0.0%
Sevier County Pub. Bldg. Auth. Rev. Series 6A1, 1.49% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	100,000	100,000
Virginia - 0.2%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds 3.6% 1/1/09 (d)	5,000,000	5,038,824
Washington - 0.3%
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Avalon Ridge Apts. Proj.) 1.73%, LOC Fannie Mae, VRDN (b)(d)	8,755,000	8,755,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - 0.0%
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 2005 D, 1.7% (Liquidity Facility DEPFA BANK PLC), VRDN (b)(d)	$ 1,000,000	$ 1,000,000

Other - 1.9%	Shares
Fidelity Municipal Cash Central Fund, 1.55% (a)(c)	47,721,000	47,721,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $2,520,639,510)		2,520,639,510
NET OTHER ASSETS - 0.2%		4,386,353
NET ASSETS - 100%		$ 2,525,025,863
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,385,000 or 3.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series Merlots 05 A23, 2.45%, tender 7/30/08 (Liquidity Facility Bank of New York, New York)	12/6/05	$ 21,790,000
New Jersey Gen. Oblig. Participating VRDN Series PT 2509, 1.6% (Liquidity Facility Dexia Cr. Local de France)	9/17/07	$ 8,165,000
Port Auth. of New York & New Jersey Bonds Series Merlots 07 C1, 1.3%, tender 8/13/08 (Liquidity Facility Bank of New York, New York)	9/4/07	$ 3,975,000
Port Auth. of New York & New Jersey Participating VRDN Series PT 3813, 1.66% (Liquidity Facility Dexia Cr. Local de France)	1/4/07	$ 6,155,000
Port Auth. of New York & New Jersey Series 1991 1, 1.7%, VRDN	6/18/91	$ 8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 1.7%, VRDN	12/3/03	$ 9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 1.67%, VRDN	2/14/92	$ 6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 1.7%, VRDN	9/15/95	$ 9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 1.7%, VRDN	8/9/02	$ 10,500,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,360,389
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,520,639,510	$ 47,721,000	$ 2,472,918,510	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,472,918,510)	$ 2,472,918,510
Fidelity Central Funds (cost $47,721,000)	47,721,000
Total Investments (cost $2,520,639,510)		$ 2,520,639,510
Cash		832,962
Receivable for investments sold		19,456,473
Receivable for fund shares sold		24,327,052
Interest receivable		18,623,514
Distributions receivable from Fidelity Central Funds		153,594
Prepaid expenses		3,271
Other receivables		1,143,626
Total assets		2,585,180,002

Liabilities
Payable for investments purchased	$ 32,238,764
Payable for fund shares redeemed	25,867,280
Distributions payable	51,318
Accrued management fee	769,198
Other affiliated payables	1,128,480
Other payables and accrued expenses	99,099
Total liabilities		60,154,139

Net Assets		$ 2,525,025,863
Net Assets consist of:
Paid in capital		$ 2,524,839,513
Undistributed net investment income		37,408
Accumulated undistributed net realized gain (loss) on investments		148,942
Net Assets, for 2,523,364,394 shares outstanding		$ 2,525,025,863
Net Asset Value, offering price and redemption price per share ($2,525,025,863 ÷ 2,523,364,394 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2008 (Unaudited)

Investment Income
Interest		$ 29,848,593
Income from Fidelity Central Funds		1,360,389
Total income		31,208,982

Expenses
Management fee	$ 4,454,944
Transfer agent fees	1,553,132
Accounting fees and expenses	114,706
Custodian fees and expenses	17,403
Independent trustees' compensation	5,185
Registration fees	44,533
Audit	21,961
Legal	8,712
Miscellaneous	70,680
Total expenses before reductions	6,291,256
Expense reductions	(1,419,671)	4,871,585
Net investment income		26,337,397
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		509,122
Net increase in net assets resulting from operations		$ 26,846,519

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2008 Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 26,337,397	$ 63,945,947
Net realized gain (loss)	509,122	466,533
Net increase in net assets resulting from operations	26,846,519	64,412,480
Distributions to shareholders from net investment income	(26,341,076)	(63,941,384)
Distributions to shareholders from net realized gain	(577,382)	-
Total distributions	(26,918,458)	(63,941,384)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,717,713,689	7,562,463,478
Reinvestment of distributions	26,531,619	63,008,907
Cost of shares redeemed	(4,440,020,995)	(7,179,937,032)
Net increase (decrease) in net assets and shares resulting from share transactions	304,224,313	445,535,353
Total increase (decrease) in net assets	304,152,374	446,006,449

Net Assets
Beginning of period	2,220,873,489	1,774,867,040
End of period (including undistributed net investment income of $37,408 and undistributed net investment income of $41,087, respectively)	$ 2,525,025,863	$ 2,220,873,489

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.011	.032	.029	.018	.007	.006
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.011	.032	.029	.018	.007	.006
Distributions from net investment income	(.011)	(.032)	(.029)	(.018)	(.007)	(.006)
Distributions from net realized gain	- F	-	-	-	-	- F
Total distributions	(.011)	(.032)	(.029)	(.018)	(.007)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	1.12%	3.23%	2.95%	1.84%	.68%	.64%
Ratios to Average Net Assets D,E
Expenses before reductions	.52% A	.51%	.52%	.52%	.53%	.52%
Expenses net of fee waivers, if any	.52% A	.51%	.52%	.52%	.53%	.52%
Expenses net of all reductions	.40% A	.41%	.40%	.43%	.51%	.50%
Net investment income	2.16% A	3.18%	2.91%	1.82%	.68%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,525,026	$ 2,220,873	$ 1,774,867	$ 1,506,677	$ 1,423,879	$ 1,243,850

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity New Jersey Municipal Income Fund	$ 589,863,049	$ 13,334,845	$ (3,820,973)	$ 9,513,872
Fidelity New Jersey Municipal Money Market Fund	2,520,639,510	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $58,320,032 and $36,781,203, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.12%	.37%
Fidelity New Jersey Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer and shareholder servicing agent and accounting functions. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Prior to January 1, 2008, Fidelity Service Company, Inc. (FSC), also an affiliate of FMR was the Fund's sub-transfer agent. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%	|
Fidelity New Jersey Municipal Money Market Fund	.13%

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity New Jersey Municipal Income Fund	$ 579

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Income Fund's and Fidelity New Jersey Municipal Money Market fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity New Jersey Municipal Income Fund	$ 4,378	$ 107,012	$ -
Fidelity New Jersey Municipal Money Market Fund	17,403	1,324,350	77,918

Semiannual Report

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of Fidelity New Jersey Municipal Income Fund shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	546,318,506.62	96.173
Withheld	21,741,587.32	3.827
TOTAL	568,060,093.94	100.000
Albert R. Gamper, Jr.
Affirmative	546,925,831.91	96.280
Withheld	21,134,262.03	3.720
TOTAL	568,060,093.94	100.000
George H. Heilmeier
Affirmative	546,111,394.50	96.136
Withheld	21,948,699.44	3.864
TOTAL	568,060,093.94	100.000
Arthur E. Johnson
Affirmative	546,909,618.79	96.277
Withheld	21,150,475.15	3.723
TOTAL	568,060,093.94	100.000
Edward C. Johnson 3d
Affirmative	545,103,936.41	95.959
Withheld	22,956,157.53	4.041
TOTAL	568,060,093.94	100.000
James H. Keyes
Affirmative	546,545,806.31	96.213
Withheld	21,514,287.63	3.787
TOTAL	568,060,093.94	100.000
Marie L. Knowles
Affirmative	546,601,137.05	96.222
Withheld	21,458,956.89	3.778
TOTAL	568,060,093.94	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	546,806,123.24	96.258
Withheld	21,253,970.70	3.742
TOTAL	568,060,093.94	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	449,346,660.93	79.102
Against	71,231,852.78	12.539
Abstain	20,453,049.24	3.601
Broker Non-Votes	27,028,530.99	4.758
TOTAL	568,060,093.94	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Proxy Voting Results - continued

A special meeting of Fidelity New Jersey Municipal Money Market Fund shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
James C. Curvey
Affirmative	2,223,878,258.22	95.930
Withheld	94,344,373.70	4.070
TOTAL	2,318,222,631.92	100.000
Albert R. Gamper, Jr.
Affirmative	2,226,913,660.57	96.061
Withheld	91,308,971.35	3.939
TOTAL	2,318,222,631.92	100.000
George H. Heilmeier
Affirmative	2,226,176,431.22	96.029
Withheld	92,046,200.70	3.971
TOTAL	2,318,222,631.92	100.000
Arthur E. Johnson
Affirmative	2,223,930,782.78	95.933
Withheld	94,291,849.14	4.067
TOTAL	2,318,222,631.92	100.000
Edward C. Johnson 3d
Affirmative	2,216,383,116.34	95.607
Withheld	101,839,515.58	4.393
TOTAL	2,318,222,631.92	100.000
James H. Keyes
Affirmative	2,228,211,223.96	96.117
Withheld	90,011,407.96	3.883
TOTAL	2,318,222,631.92	100.000
Marie L. Knowles
Affirmative	2,225,936,501.94	96.019
Withheld	92,286,129.98	3.981
TOTAL	2,318,222,631.92	100.000
	# of Votes	% of Votes
Kenneth L. Wolfe
Affirmative	2,225,664,446.71	96.007
Withheld	92,558,185.21	3.993
TOTAL	2,318,222,631.92	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NJN-USAN-0708
1.786819.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Court Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 25, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 25, 2008